PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

				Assets	Corporate and right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
At January 1, 2021
Cost	36,400	21,272	6,075	522	1,944	66,213
Accumulated amortization	(21,930)	(12,552)	(5,079)	-	(822)	(40,383)
	14,470	8,720	996	522	1,122	25,830

Year ended December 31, 2021
Opening net book value	14,470	8,720	996	522	1,122	25,830
Additions	4,441	516	263	2,711	30	7,961
Reclassification	2,131	875	196	(3,202)	-	-
Impairment (2)	(10,471)	(4,715)	(738)	-	(231)	(16,155)
Depletion and amortization	(4,532)	(2,373)	(275)	-	(348)	(7,528)
Exchange differences (1)	(666)	(333)	(17)	(31)	(17)	(1,064)
Closing net book value	5,373	2,690	425	-	556	9,044

At December 31, 2021
Cost	41,962	21,995	6,367	-	1,935	72,259
Accumulated amortization and impairment	(36,589)	(19,305)	(5,942)	-	(1,379)	(63,215)
	5,373	2,690	425	-	556	9,044

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

				Assets	Corporate and right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
Period ended September 30, 2022
Opening net book value	5,373	2,690	425	-	556	9,044
Additions	874	7	57	-	-	938
Disposals	-	(68)	-	-	-	(68)
Reclassification	-	(630)	744	-	(114)	-
Depletion and amortization	(4,990)	(157)	(1,168)	-	(155)	(6,470)
Exchange differences (1)	93	24	18	-	(15)	120
Closing net book value	1,350	1,866	76	-	272	3,564

At September 30, 2022
Cost	42,856	20,426	8,755	-	1,063	73,100
Accumulated amortization and impairment	(41,506)	(18,560)	(8,679)	-	(791)	(69,536)
	1,350	1,866	76	-	272	3,564

(1)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.

(2)	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Based on the recent drilling results and consideration of current and expected economic factors, the Company wound down operations at Platosa in early Q4 2022.